Document and Entity Information	Apr. 03, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	XOMA Corp
Amendment Flag	true
Entity Central Index Key	0000791908
Document Type	8-K/A
Document Period End Date	Apr. 03, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-39801
Entity Tax Identification Number	52-2154066
Entity Address, Address Line One	2200 Powell Street
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	204-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On April 3, 2024, XOMA Corporation (the “Company” or “XOMA”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original Form 8-K”) reporting the Company’s completion of the acquisition of all outstanding shares of common stock, par value $0.0001 per share, of Kinnate Biopharma Inc., a Delaware corporation (“Kinnate”), pursuant to an Agreement and Plan of Merger, dated as of February 16, 2024 in exchange for (i) $2.5879 in cash per share, plus (ii) one non-transferable contractual contingent value right per share. The Company is filing this amendment to the Original Form 8-K (“Amendment”) to amend and supplement the Original Form 8-K to include historical financial statements of Kinnate and pro forma financial information as required by Items 9.01(a) and 9.01(b), respectively, of Form 8-K and that were excluded from the Original Form 8-K in reliance on the instructions to such items. Except as noted in this paragraph, no other information contained in the Original Form 8-K is amended or supplemented. This Amendment should be read together with the Original Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0075 par value
Trading Symbol	XOMA
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.625% Series A Cumulative Perpetual Preferred Stock, par value $0.05 per share
Trading Symbol	XOMAP
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1000th interest in a share of 8.375% Series B Cumulative Perpetual Preferred Stock, par value $0.05 per share)
Trading Symbol	XOMAO
Security Exchange Name	NASDAQ